INCOME TAXES (Details 4) - CNY (¥)	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Deferred income tax assets:
Tax loss carryforwards	¥ 10,228,873	¥ 4,644,352
Share of loss of equity method investments	164,021
Property and equipment, net	1,091,914	1,494,298
Allowance for doubtful accounts		1,172,108
Write-down of inventories		24,237
Accrued expenses and other payables	3,375,252	5,572,175
Total gross deferred income tax assets	14,860,060	12,907,170
Less: valuation allowance	(3,882,555)	(2,575,187)	¥ (921,751)	¥ (1,657,524)
Net deferred income tax assets	10,977,505	10,331,983
Income taxes
Total gross deferred income tax liabilities	235,977	440,144
Net deferred income tax assets	10,741,528	9,891,839
Deferred income tax assets
Current deferred income tax assets, included in prepaid expenses and other current assets	9,490,107	8,429,138
Non-current deferred income tax assets, included in other assets	1,251,421	1,462,701
Net deferred income tax assets	10,741,528	9,891,839
Customer relationships
Income taxes
Intangible assets acquired	160,243	179,202
Training platform
Income taxes
Intangible assets acquired	¥ 75,734	96,869
Contracts in progress
Income taxes
Intangible assets acquired		¥ 164,073